Summary of Other Information Relating to Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases
Operating cash flow from operating leases	$ 433,172	$ 299,953
Operating cash flow from finance leases	26,504	72,374
Financing cash flow from finance leases	436,259	385,917
ROU assets obtained in exchange for lease obligations: Operating leases
ROU assets obtained in exchange for lease obligations: Finance leases		76,928
Reductions to ROU assets resulting from reductions to lease obligations: Operating leases	196,245	176,324
Reductions to ROU assets resulting from reductions to lease obligations: Finance leases	$ 409,927	$ 407,180
Weighted average remaining lease term: Operating leases	39 months	52 months
Weighted average remaining lease term: Finance leases	39 months	17 months
Weighted average discount rate: operating leases	11.57%	11.76%
Weighted average discount rate: Finance leases	6.12%	10.85%